ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (860,963)	$ 836,162	$ 1,053,369
Cash flow from an investing activity:
Net cash used in investing activities	(53,312)	(1,031,849)	(662,121)
Cash flows from financing activities:
Dividends paid	(79,116)	(300,995)	(271,531)
Repurchase of shares	(44,977)	0	(655,652)
Proceeds from exercise of share options	1,061	2,700	5,018
Net cash provided by (used in) financing activities	1,263,607	97,114	(340,517)
Increase (decrease) in cash, cash equivalents and restricted cash	323,268	(88,087)	38,107
Cash, cash equivalents and restricted cash at beginning of year	1,432,502	1,520,589	1,482,482
Cash, cash equivalents and restricted cash at end of year	1,755,770	1,432,502	1,520,589
Parent Company [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	389,520	413,044	156,698
Cash flow from an investing activity:
Advances to subsidiaries	(282,605)	(100,065)	(14,404)
Net cash used in investing activities	(282,605)	(100,065)	(14,404)
Cash flows from financing activities:
Dividends paid	(79,116)	(300,995)	(271,531)
Repurchase of shares	(44,977)	0	(655,652)
Proceeds from exercise of share options	1,061	2,700	5,018
Advance from subsidiary	3,685	24,281	784,232
Net cash provided by (used in) financing activities	(119,347)	(274,014)	(137,933)
Increase (decrease) in cash, cash equivalents and restricted cash	(12,432)	38,965	4,361
Cash, cash equivalents and restricted cash at beginning of year	48,645	9,680	5,319
Cash, cash equivalents and restricted cash at end of year	36,213	48,645	9,680
Supplemental cash flow disclosures:
Cash refund for income taxes	0	638	0
Repurchase of shares included in accrued expenses and other current liabilities	$ 0	$ 0	$ 1,670